As filed with the Securities and Exchange Commission on March 30, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  October 31, 2016

Date of reporting period:  January 31, 2016

Item 1. Schedules of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
at January 31, 2016 (Unaudited)

COMMON STOCKS - 87.50%	Shares	Value
Administrative and Support Services - 1.86%
Synchrony Financial*	36,000	$1,023,120

Apparel Manufacturing - 3.09%
VF Corp.	27,200	1,702,720

Chemical Manufacturing - 6.98%
Abbott Laboratories	26,600	1,006,810
Allergan PLC*#	4,091	1,163,603
Inter Parfums, Inc.	23,050	618,892
Pfizer, Inc.	23,964	730,662
Zoetis, Inc.	7,553	325,157
		3,845,124

Clothing and Clothing Accessories Stores - 2.11%
Urban Outfitters, Inc.*	50,800	1,162,304

Computer and Electronic Product Manufacturing - 12.84%
Halyard Health, Inc.*	1,806	44,789
Intel Corp.	49,100	1,523,082
SanDisk Corp.*	28,350	2,004,345
Texas Instruments, Inc.	35,100	1,857,843
Xilinx, Inc.	32,600	1,638,802
		7,068,861

Credit Intermediation and Related Activities - 5.12%
Bank of New York Mellon Corp.	16,300	590,386
F.N.B. Corp.	33,700	406,085
PNC Financial Services Group, Inc.	21,000	1,819,650
		2,816,121

Fabricated Metal Product Manufacturing - 1.77%
Parker-Hannifin Corp.	10,000	971,600

Insurance Carriers and Related Activities - 6.45%
Arthur J. Gallagher & Co.	41,300	1,554,532
Erie Indemnity Co. - Class A	6,800	653,548
Loews Corp.	36,350	1,345,314
		3,553,394

Machinery Manufacturing - 2.84%
General Electric Co.	22,884	665,924
II-VI, Inc.*	43,150	897,520
		1,563,444

Miscellaneous Manufacturing - 6.52%
Medtronic PLC#	27,100	2,057,432
Rockwell Automation, Inc.	16,050	1,533,898
		3,591,330

Nonmetallic Mineral Product Manufacturing - 2.59%
Headwaters, Inc.*	89,300	1,426,121

Paper Manufacturing - 3.37%
Kimberly-Clark Corp.	14,450	1,855,669

Petroleum and Coal Products Manufacturing - 1.94%
BP PLC - ADR	33,000	1,068,210

Primary Metal Manufacturing - 1.18%
Matthews International Corp. - Class A	13,000	648,830

Professional, Scientific, and Technical Services - 4.33%
Amgen, Inc.	8,150	1,244,750
NetScout Systems, Inc.*	52,900	1,139,995
		2,384,745
Publishing Industries (except Internet) - 7.25%
CA, Inc.	56,900	1,634,737
Microsoft Corp.	42,800	2,357,852
		3,992,589

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.86%
The Charles Schwab Corp.	40,000	1,021,200

Telecommunications - 7.07%
AT&T, Inc.	55,000	1,983,300
Verizon Communications, Inc.	38,250	1,911,352
		3,894,652

Transportation Equipment Manufacturing - 6.70%
The Boeing Co.	15,000	1,801,950
Honeywell International, Inc.	18,300	1,888,560
		3,690,510

Utilities - 1.63%
Kinder Morgan, Inc.	54,400	894,880
Total Common Stocks (Cost $34,134,396)		48,175,424

EXCHANGE-TRADED FUNDS - 1.25%
iShares MSCI Japan ETF	60,000	690,000
Total Exchange-Traded Funds (Cost $743,483)		690,000

SHORT-TERM INVESTMENTS - 14.62%
Money Market Funds - 9.18%
Goldman Sachs Financial Square Funds – Prime Obligations Fund - Institutional Class, 0.35%†	2,378,207	2,378,207
Invesco STIC - Liquid Assets Portfolio - Institutional Class, 0.38%†	2,673,240	2,673,240
		5,051,447
U.S. Treasury Bills - 5.44%	Principal Amount
U.S. Treasury Bill, 0.389%, due 7/21/16 +	$3,000,000	2,994,450
Total Short-Term Investments (Cost $8,047,029)		8,045,897

Total Investments (Cost $42,924,908) - 103.37%		56,911,321
Liabilities in Excess of Other Assets - (3.37)%		(1,853,908)
Net Assets - 100.00%		$55,057,413
* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield at January 31, 2016.
+ Rate shown is the discount rate at January 31, 2016.
ADR - American Depository Receipt
ETF - Exchange - Traded Fund

Fort Pitt Capital Total Return Fund
Notes to Schedule of Investments
January 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The Fort Pitt Capital Total Return Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support, Waste Management	$1,023,120	$-	$-	$1,023,120
Finance and Insurance	7,390,715			7,390,715
Information	7,887,241	-	-	7,887,241
Manufacturing	27,432,419	-	-	27,432,419
Professional, Scientific, and Technical Services	2,384,745	-	-	2,384,745
Retail Trade	1,162,304	-	-	1,162,304
Utilities	894,880	-	-	894,880
Total Common Stocks	48,175,424	-	-	48,175,424
Exchange-Traded Funds	690,000	-	-	690,000
Short-Term Investments
Money Market Funds	5,051,447	-	-	5,051,447
U.S. Treasury Bills	-	2,994,450	-	2,994,450
Total Short-Term Investments	5,051,447	2,994,450	-	8,045,897
Total Investments	$53,916,871	$2,994,450	$-	$56,911,321

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at January 31, 2016, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended January 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:

Cost of investments	$42,924,920

Gross unrealized appreciation	$15,958,425
Gross unrealized depreciation	(1,972,024)
Net unrealized appreciation	$13,986,401

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), as amended, (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*_/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 3/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date_3/21/2016

By (Signature and Title)* _/s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date_3/21/2016 _________________________________

* Print the name and title of each signing officer under his or her signature.